SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS OF EACH OF THE LISTED FUNDS

Deutsche Alternative Asset
  Allocation Fund
Deutsche Capital Growth Fund
Deutsche Core Equity Fund
Deutsche CROCI® International
  Fund
Deutsche Floating Rate Fund
Deutsche Global Income Builder
  Fund
Deutsche Global Infrastructure
  Fund

Deutsche Global Small Cap Fund
Deutsche GNMA Fund
Deutsche High Income Fund
Deutsche Mid Cap Value Fund
Deutsche Real Estate Securities
  Fund
Deutsche Real Estate Securities
  Income Fund
Deutsche Select Alternative
  Allocation Fund
Deutsche Short Duration Fund Deutsche Small Cap Growth Fund Deutsche Small Cap Value Fund Deutsche Ultra-Short Duration Fund Deutsche Unconstrained Income Fund Deutsche World Dividend Fund

The following disclosure is added to the section entitled “POLICIES ABOUT TRANSACTIONS” for the relevant classes in each fund’s prospectus:

Class A, Class R, Class S or Institutional Class to Class R6 in the Same Fund Exchange Privilege. Investors who have invested in Class A, Class R, Class S or Institutional Class shares via a retirement plan platform with plan-level or omnibus accounts held on the books of the fund may potentially become eligible to invest in Class R6 shares by reason of their participation in such a plan. Exchanges under this privilege are subject to the discretion of the Distributor and will be processed only as part of a prearranged, plan-level transaction with a qualifying retirement plan program. If an exchange by a qualifying retirement plan program is approved, investors holding Class A, Class R, Class S or Institutional Class shares through such retirement plan will exchange those shares for Class R6 shares of equal aggregate value of the same fund. No sales charges or other charges will apply to any such exchange. Investors should contact their retirement plan servicing agents to learn more about the details of this exchange feature. Shareholders generally will not recognize a gain or loss for federal income tax purposes upon the exchange of Class A, Class R, Class S or Institutional Class shares of a fund for Class R6 shares of the same fund.

Please Retain This Supplement for Future Reference

February 20, 2015 PROSTKR‐472